Fair value measurements - Schedule of carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Liabilities:
Deposits received at banks		¥ 31,229	¥ 14,392
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	3,942,000	3,192,000
Total Assets	[1]	3,942,000	3,192,000
Liabilities:
Long-term borrowings	[1]	4,000	2,000
Total Liabilities	[1]	4,000	2,000
Level 2 [Member]
Assets:
Time deposits	[1]	191,000	309,000
Deposits with stock exchanges and other segregated cash	[1]	392,000	374,000
Loans receivable	[1],[2]	1,436,000	2,201,000
Securities purchased under agreements to resell	[1]	12,046,000	12,362,000
Securities borrowed	[1]	3,502,000	3,529,000
Total Assets	[1]	17,567,000	18,775,000
Liabilities:
Short-term borrowings	[1]	1,273,000	1,458,000
Deposits received at banks	[1]	1,180,000	1,275,000
Securities sold under agreements to repurchase	[1]	15,427,000	16,349,000
Securities loaned	[1]	1,119,000	962,000
Other secured borrowings	[1]	348,000	718,000
Long-term borrowings	[1]	7,553,000	7,263,000
Total Liabilities	[1]	26,900,000	28,025,000
Level 3 [Member]
Assets:
Loans receivable	[1],[2]	900,000	641,000
Securities purchased under agreements to resell	[1]	18,000	15,000
Total Assets	[1]	918,000	656,000
Liabilities:
Short-term borrowings	[1]	74,000	29,000
Deposits received at banks	[1]	1,000	1,000
Long-term borrowings	[1]	512,000	468,000
Total Liabilities	[1]	587,000	498,000
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	3,942,000	3,192,000
Time deposits	[1]	191,000	309,000
Deposits with stock exchanges and other segregated cash	[1]	392,000	374,000
Loans receivable	[1],[2]	2,336,000	2,848,000
Securities purchased under agreements to resell	[1]	12,064,000	12,377,000
Securities borrowed	[1]	3,502,000	3,530,000
Total Assets	[1]	22,427,000	22,630,000
Liabilities:
Short-term borrowings	[1]	1,347,000	1,487,000
Deposits received at banks	[1]	1,181,000	1,276,000
Securities sold under agreements to repurchase	[1]	15,427,000	16,349,000
Securities loaned	[1]	1,119,000	961,000
Other secured borrowings	[1]	348,000	718,000
Long-term borrowings	[1]	8,068,000	7,776,000
Total Liabilities	[1]	27,490,000	28,567,000
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	3,942,000	3,192,000
Time deposits	[1]	191,000	309,000
Deposits with stock exchanges and other segregated cash	[1]	392,000	374,000
Loans receivable	[1],[2]	2,336,000	2,842,000
Securities purchased under agreements to resell	[1]	12,064,000	12,377,000
Securities borrowed	[1]	3,502,000	3,529,000
Total Assets	[1]	22,427,000	22,623,000
Liabilities:
Short-term borrowings	[1]	1,347,000	1,487,000
Deposits received at banks	[1]	1,181,000	1,276,000
Securities sold under agreements to repurchase	[1]	15,427,000	16,349,000
Securities loaned	[1]	1,119,000	962,000
Other secured borrowings	[1]	348,000	718,000
Long-term borrowings	[1]	8,069,000	7,733,000
Total Liabilities	[1]	¥ 27,491,000	¥ 28,525,000

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for credit losses.